Business Development - Additional Information (Detail) - BRL (R$) R$ in Millions			12 Months Ended
	May 11, 2017	Oct. 08, 2016	Dec. 31, 2022	Dec. 31, 2018	Oct. 12, 2018	Sep. 14, 2017	Jan. 21, 2016
Disclosure of business development [Line Items]
Total provision for acquision	R$ 6,650.0
Investment in associates		R$ 628.0
TECBAN [Member]
Disclosure of business development [Line Items]
Equity method investment ownership percentage		5.64%
Cibrasec [Member]
Disclosure of business development [Line Items]
Equity method investment ownership percentage		3.60%
Citibank [Member]
Disclosure of business development [Line Items]
Goodwill amount guaranteed in purchase agreements				R$ 631.0
Itau CorpBanca [Member]
Disclosure of business development [Line Items]
Additional interest on equity percentage					2.08%	0.35%
Amount of capital					R$ 362.9	R$ 55.6
Ownership percentage held					38.14%	36.06%
XP Holding [Member]
Disclosure of business development [Line Items]
Acquisition interest on capital	49.90%
Percentage of common stock	30.10%
Capital contribution	R$ 600.0
Amount of share purchase	R$ 5,700.0
XP Holding [Member] | Scenario, Forecast [Member] | 2022 [Member]
Disclosure of business development [Line Items]
Ownership percentage held			62.40%
Percentage of common stock			40.00%
Gestora De Inteligencia De Credito [Member]
Disclosure of business development [Line Items]
Percentage of interest on capital							20.00%